Commitments and Contingencies (Details) - USD ($) $ in Thousands					2 Months Ended	6 Months Ended
	Jun. 24, 2026	May 15, 2026	Oct. 22, 2025	Sep. 23, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 26, 2026
Commitments and Contingencies (Details) [Line Items]
Misrepresentation and seeking damages	$ 200,000
Registrable securities			50.10%
Liquidated damages					$ 1	$ 1
Interest due						18.00%
Interest received					45	$ 104	$ 3
Securities purchase agreements		$ 813
Accrued interest		$ 18
Total provision						4,013
Provision includes interest					45	$ 45
Registration rights agreement amounted								$ 3,200
Accrued interest								$ 292
Registration Rights Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Private placement				$ 300,000
Liquidated damages					$ 4,000